CLEARWATER INVESTMENT TRUST

March 3, 2021

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Clearwater Investment Trust

1933 Act Registration No. 033-12289

1940 Act Registration No. 811-05038

Ladies and Gentlemen:

On behalf of Clearwater Investment Trust (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended December 31, 2020.

Please direct any comments to the undersigned at 651-215-4414.

Sincerely,

/s/ Karen P. Rau
Karen P. Rau
Secretary and Interim Chief Compliance Officer of the Trust

Enclosure